DOBSON COVERED CALL FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                December 1, 2003

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Dobson Covered Call Fund dated December 1, 2003. This SAI incorporates by reference the Fund's annual report to shareholders for the fiscal year ended July 31, 2003. A free copy of the Prospectus or annual report can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204 or by calling 1-877-236-2766.
                                                                            PAGE

DESCRIPTION OF THE TRUST AND THE FUND.......................................3

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
   CONSIDERATIONS...........................................................4

INVESTMENT LIMITATIONS......................................................6

THE INVESTMENT ADVISOR......................................................9

DISTRIBUTION PLAN..........................................................10

TRUSTEES AND OFFICERS......................................................11

PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................15

DETERMINATION OF SHARE PRICE...............................................16

ADDITIONAL TAX INFORMATION.................................................17

INVESTMENT PERFORMANCE.....................................................17

CUSTODIAN..................................................................19

FUND SERVICES..............................................................19

ACCOUNTANTS................................................................20

DISTRIBUTOR................................................................20

PROXY VOTING POLICIES......................................................21

FINANCIAL STATEMENTS.......................................................22

DESCRIPTION OF THE TRUST AND FUND

     The Dobson Covered Call Fund (the "Fund") was organized as a diversified series of AmeriPrime Funds (the "Trust") on March 22, 1999 and commenced operations on March 24, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to the Fund is Dobson Capital Management, Inc. (the "Advisor").

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


     As of October 31, 2003, the following persons may be deemed to have beneficially owned five percent (5%) or more of the Fund: Charles L. Dobson, 1422 S. Van Ness, Santa Ana, California 92707 - 19.38%.

     As of October 31, 2003, Charles L. Dobson may be deemed to control the Fund as a result of his beneficial ownership of the shares of the Fund. As the controlling shareholder, he would control the outcome of any proposal submitted to the shareholders for approval including changes to the Fund's fundamental policies or the terms of the management agreement with the Advisor.

     As of October 31, 2003, the Trustees and officers as a group beneficially owned less than one percent (1%) of the Fund.


     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Agreement and Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and "Determination of Share Price" in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Risk/Return Summary").

     A. Equity Securities. Equity securities consist of common stock, convertible preferred stock, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

     Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value of a Fund will fluctuate. Securities in a Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

     B. Options Transactions. The Fund may write (sell) covered call options. A covered call option on a security is an agreement to sell a particular security in the Fund's portfolio if the option is exercised at a specified price, or before a set date. The Fund may also sell exchange listed stock index call options to hedge against risks of market wide price movements. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to the expiration of the option by making an offsetting purchase of an identical option. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option) or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Fund's custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying security or to deposit liquid high quality debt obligations in a separate account with the custodian. When a Fund writes an option, the Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. When the Fund writes a covered call option, it will receive a premium, but will assume the risk of loss should the price of the underlying security fall below the exercise price.

     A call option gives the purchaser of the option the right to buy, and the writer of the option has the obligation to sell, the underlying securities at the exercise price during the option period. The Fund, as the writer of the option, receives a premium from the purchaser of the call option. During the time the Fund is obligated under the option, the Fund may be assigned an exercise notice by the broker-dealer through whom the call was sold, requiring the Fund to deliver the underlying security against payment of the exercise price. The obligation is terminated only upon expiration of the option or at such earlier time as the Fund purchases the option back (closing purchase transaction). Once the Fund has been assigned an exercise notice, it will be unable to enter into a closing purchase transaction. So long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option.

     To secure this obligation to deliver the underlying security, the Fund is required to deposit in escrow the underlying securities or other assets in accordance with the rules of the clearing corporation and the exchange on which the call option is traded. To fulfill this obligation at the time an option is written, the Fund, in compliance with its custodian agreement, directs the custodian of its investment securities, or a securities depository acting for the custodian, to act as the Fund's escrow agent by issuing an escrow receipt to the clearing corporation respecting the option's underlying securities. The clearing corporation will release the securities from this escrow either upon the exercise of the option, the expiration of the option without being exercised or when the Fund enters into a closing purchase transaction. Until such release the Fund cannot sell the underlying securities.

     The Fund will write options on such portion of its portfolio as management determines is appropriate in seeking to attain the Fund's objective. The Fund will write options when management believes that a liquid secondary market will exist on a national securities exchange for options of the same series so that the Fund can effect a closing purchase transaction if it desires to close out its position. Consistent with the investment policies of the Fund, a closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called or to permit the sale of the underlying security. Effecting a closing purchase transaction will permit the Fund to write another option on the underlying security with either a different exercise price or expiration date or both.

     C. Stock Index Options. The Fund may sell exchange listed stock index call options to hedge against risks of market wide price movements. The need to hedge against such risks will depend on the extent of diversification of the Fund's common stock and the sensitivity of its stock investments to factors influencing the stock market as a whole. A stock index fluctuates with changes in the market values of the securities included in the index. Options on securities indices are generally similar to options on stocks except that the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a stock index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by (b) a fixed "index multiplier." To cover the potential obligations involved in writing stock index options, the Fund will either: (a) hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid debt obligations equal to the market value of the stock index option, marked to market daily. The Fund will only write stock index options when in its opinion the underlying stocks will correlate with the index.

     The Fund's ability to hedge effectively all or a portion of its securities through transactions in stock index options depends on the degree to which price movements in the underlying securities correlate with price movements in the relevant index. Inasmuch as such securities will not duplicate the components of any index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of the underlying securities being hedged will not move in the same amount as the stock index.

     D. Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or by agencies of the U.S. government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with UMB Bank, N.A. (the Fund's custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the

     Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8. Diversification. The Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will not engage in borrowing.


     3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Short Sales. The Fund will not effect short sales of securities.


     5. Options. The Fund will not purchase or sell puts, calls, options or straddles except as described in the Prospectus or this Statement of Additional Information.

     6. Illiquid Investments. The Fund will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

     7. Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.


     8. 80% Investment Policy. Under normal circumstances, at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be hedged using covered call options. The Fund will not change this policy unless the Fund's shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement, in bold-face type:
"Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communications to the Fund's shareholders.

THE INVESTMENT ADVISOR

     The Fund's investment advisor is Dobson Capital Management, Inc. As sole shareholder of the Advisor, Charles L. Dobson may be deemed to be a controlling person of the Advisor.


     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.80% of the average value of its daily net assets, less the amount total operating expenses, including the management fee, exceed 1.50% of the average value of its daily net assets. The Advisor has contractually agreed to reimburse the Fund for the operating expenses it incurs (excluding brokerage costs; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses), but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.50% of its average daily net assets. For the fiscal years ended July 31, 2003, 2002, and 2001, the Fund paid no advisory fees.

     The Board of Trustees renewed the Agreement for the Dobson Covered Call Fund at a meeting held on February 13, 2003. Charles L. Dobson of the Advisor joined the meeting to discuss the renewal. Mr. Dobson distributed to the Trustees information regarding his investment style. In response to questions from the Trustees, Mr. Dobson indicated his opinion that a lack of investor understanding of covered calls has resulted in a difficulty in attracting assets to the Fund. He also pointed out that because diversification is the key to his strategy, he focuses on diversification as compared to the S&P 500. Following further discussion with the Trustees, Mr. Dobson left the meeting. The Trustees reviewed and discussed reports comparing the performance and expenses of the Fund to the performance and expenses of several other funds with similar objectives and asset levels. They also reviewed the Advisor's Form ADV, a balance sheet dated December 31, 2002, and an income statement for the calendar year 2002. When the full Board reconvened, the Trustees discussed the nature and quality of the services provided by the Advisor, and based on the information provided, it was the Board's consensus that the fees paid to the Advisor were reasonable. The Trustees determined that the overall arrangement provided under the terms of the agreement was a reasonable business arrangement, and that the renewal of the agreement was in the best interests of the Fund's shareholders

     The Advisor retains the right to use the name "Dobson" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Dobson" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan permits the Fund to pay directly, or reimburse the Advisor and the Fund's distributor, for distribution expenses in amount not to exceed 0.25% of the average daily net assets of the Fund. Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares, or that hold shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders; (b) expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services, including, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may deem advisable; and (g) costs of implementing and operating the Plan.


     The Trustees expect that the Plan may significantly enhance the Fund's ability to distribute its shares. The Plan has been approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund. Any amendment increasing the maximum percentage payable under the Plan must be approved by a majority of the outstanding shares of the Fund, and all material amendments to the Plan or any related agreement must be approved by the Board of Trustees, including a majority of the independent Trustees. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and may benefit indirectly from payments received by the distributor.


TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

----------------------------- ----------------------------------- ------------------------- -----------------------
                                                                                             Number of Portfolios
   Name, Age and Address        Position(s) Held with the Fund     Length of Time Served       in Fund Complex1
                                           Complex1                                          Overseen by Trustee
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
Timothy Ashburn(2)             President, Secretary and Trustee   President and Secretary             25
431 N. Pennsylvania Street                                          since October 2002;
Indianapolis, IN 46204                                             Trustee of AmeriPrime
                                                                    Advisors Trust since
Year of Birth: 1950                                                    November 2002,
                                                                   AmeriPrime Funds since
                                                                     December 2002, and
                                                                    Unified Series Trust
                                                                      since October 2002
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Chairman  of Unified  Financial  Services,  Inc.  since 1989 and          Unified Financial Services, Inc.
Chief  Executive  Officer  from  1989 to 1992  and 1994 to April            since 1989, and CCMI Funds
2002;  President of Unified  Financial  Services  from  November                   since July 2003
1997 to April 2000.
----------------------------------------------------------------- -------------------------------------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
                                                                                             Number of Portfolios
   Name, Age and Address        Position(s) Held with the Fund     Length of Time Served       in Fund Complex1
                                           Complex1                                          Overseen by Trustee
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
Ronald C. Tritschler(3)                    Trustee                 Trustee of AmeriPrime              25
431 N. Pennsylvania Street                                           Funds and Unified
Indianapolis, IN 46204                                               Series Trust since
                                                                     December 2002 and
Year of Birth:  1952                                                AmeriPrime Advisors
                                                                    Trust since November
                                                                            2002
----------------------------- ----------------------------------- ------------------------- -----------------------








----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Chief Executive Officer,  Director and legal counsel of The Webb              CCMI Funds since July 2003
Companies,   a  national  real  estate  company,  from  2001  to
present;  Executive  Vice  President  and  Director  of The Webb
Companies from 1990 to 2000; Director,  The Lexington Bank, from
1998 to present;  Director, Vice President and legal counsel for
The  Traxx  Companies,  an owner  and  operator  of  convenience stores, from 1989 to present.
----------------------------------------------------------------- -------------------------------------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
                                Position(s) Held with the Fund          Length of Time
                                                                            Served           Number of Portfolios
   Name, Age and Address                   Complex1                                            in Fund Complex1
                                                                                             Overseen by Trustee
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
Thomas G. Napurano              Treasurer and Chief Financial      Since October 2002 for            N/A
431 N. Pennsylvania Street                 Officer                  AmeriPrime Funds and
Indianapolis, IN 46204                                              AmeriPrime Advisors
                                                                   Trust; since December
Year of Birth:  1941                                              2002 for Unified Series
                                                                           Trust
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Chief Financial Officer and Executive Vice President of Unified                         N/A
Financial Services, Inc., the parent company of the Trust's
administrator and principal underwriter; member of the board of directors of Unified Financial Services, Inc. from 1989 to
March 2002.
----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
                                                                                            Number of Portfolios
    Name, Age and Address              Position(s) Held           Length of Time Served       in Fund Complex(1)
                                          with Trust                                        Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Carol Highsmith                       Assistant Secretary          Since December 2002              N/A
431 N. Pennsylvania Street                                         for AmeriPrime Funds
Indianapolis, IN 46204                                             since November 2002
                                                                      for AmeriPrime
Year of Birth:  1964                                                Advisors Trust and
                                                                   Unified Series Trust
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                          Other Directorships Held
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to                               None
present); Vice President and Asst. Secretary of Lindbergh
Funds; Asst. Secretary of AmeriPrime Funds and AmeriPrime
Advisors Trust (October 2002 to present).


----------------------------------------------------------------- -------------------------------------------------

(1)The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust, and Unified Series Trust.

(2)Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial Securities, Inc., the principal underwriter for certain funds in the Fund Complex.

(3)Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent company of the principal underwriter for certain funds in the Fund Complex.

         The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.



------------------------------ ---------------------------------- ----------------------- -------------------------
Name, Age and Address           Position(s) Held with the Fund    Length of Time Served   Number of Portfolios in
                                           Complex1                                        Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Gary E. Hippenstiel                         Trustee               Trustee of AmeriPrime              25
431 N. Pennsylvania Street                                          Funds since 1995,
Indianapolis, IN 46204                                             AmeriPrime Advisors
                                                                  Trust since July 2002
Year of Birth:  1947                                                and Unified Series
                                                                   Trust since December
                                                                            2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Director,  Vice President and Chief Investment Officer of Legacy   CCMI Funds since July 2003, and Access Variable
Trust  Company, N.A. since 1992.                                            Insurance Trust since May 2003
----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
                                       Position(s) Held             Length of Time Served        Number of
                                                                                              Portfolios in
    Name, Age and Address           with the Fund Complex1                                     Fund Complex1
                                                                                            Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Stephen A. Little                           Trustee               Trustee of AmeriPrime              25
431 North Pennsylvania                                              Funds and Unified
Street Indianapolis, IN 46204                                       Series Trust since
                                                                    December 2002 and
Year of Birth:  1946                                               AmeriPrime Advisors
                                                                   Trust since November
                                                                            2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
President and founder, The Rose, Inc., a registered investment                CCMI Funds since July 2003
advisor, since April 1993.
----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
                                Position(s) Held with the Fund Number of
Portfolios in
    Name, Age and Address                  Complex1               Length of Time Served    Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Daniel Condon                               Trustee               Trustee of AmeriPrime              25
431 N. Pennsylvania Street                                          Funds and Unified
Indianapolis, IN 46204                                              Series Trust since
                                                                    December 2002 and
Year of Birth:  1950                                               AmeriPrime Advisors
                                                                   Trust since November
                                                                            2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Vice President and General Manager, International Crankshaft None Inc., an      CCMI Funds since 2003
automotive equipment manufacturing company, 1990 to present; Trustee, The
Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 to 2000.
----------------------------------------------------------------- -------------------------------------------------
    1  The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

     The Trust's Valuation Committee consists of Messrs. Ashburn, Hippenstiel, Little and Tritschler. The Valuation Committee is responsible for determining the fair value of illiquid securities held by the Fund, if any. The committee held no meetings during the fiscal year ended July 31, 2003.

     The Trust's audit committee consists of Gary Hippenstiel, Stephen Little, and Daniel Condon. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee held three meetings during the fiscal year ended July 31, 2003.

     The following table provides information regarding shares of the Fund and other portfolios of the AmeriPrime Family of Funds owned by each Trustee as of December 31, 2003.



   =============================== ================================ =============================================
                                                                      Aggregate Dollar Range of Shares of all
              Trustee                Dollar Range of Fund Shares      Funds Overseen by the Trustee Within the
                                                                            AmeriPrime Family of Funds1
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Timothy Ashburn                              None                                    None
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Daniel Condon                                None                                    None
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Gary E. Hippenstiel                          None                                    None
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Stephen Little                               None                                    None
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Ronald Tritschler                            None                                    None
   =============================== ================================ =============================================

1 As of December 31, 2002, the terms "Fund Complex" and "AmeriPrime Family of Funds" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

     The compensation paid to the Trustees of the Trust for the fiscal year ended July 31, 2003 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.


================================== =================================== ==========================================


                                                                        Total Compensation from Trust and Fund
              Name                 Aggregate Compensation from Trust                   Complex(3)
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Kenneth D. Trumpfheller1                           $0                                     $0
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Steve L. Cobb1                                     $0                                     $0
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Gary E. Hippenstiel                            $10,897.26                               $14,397
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Mark W. Muller1                                  $3,100                                 $6,600
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Richard J. Wright1                               $6,475                                 $12,725
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Timothy Ashburn                                    $0                                     $0
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Daniel Condon2                                   $2,167                                 $2,167
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Stephen Little2                                  $2,167                                 $2,167
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Ronald Tritschler2                               $1,833                                 $1,833
---------------------------------- ----------------------------------- ------------------------------------------
   1  No longer a Trustee of the Trust.
   2  Elected to the Board on December 18, 2002.
   3  The Term "Fund Complex" refers to Ameriprime Advisors Trust, Unified
      Series Trust and the Trust.


PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes adjustment is reasonable.

     For the fiscal years ended July 31, 2003, 2002, and 2001, the Fund paid brokerage commissions of $4,320, $7,524, and $7,560,, respectively.


     The Trust, the Advisor and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE


     The price (net asset value) of the shares of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

ADDITIONAL TAX INFORMATION

     The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of July 31, 2003, the Fund had no capital losses to carryforward.

INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           P(1+T)n=ERV

         Where:            P        =       a hypothetical $1,000 initial investment
                           T        =       average annual total return
                           n        =       number of years
                           ERV      =       ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the
                                            beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

     "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:



                           P(1+T)n=ATVD

         Where:            P        =       a hypothetical $1,000 initial investment
                           T        =       average annual total return (after taxes on distributions)
                           n        =       number of years
                           ATVD             ending value at the end of the  applicable  period of the  hypothetical
                                            $1,000 investment made at the
                                            beginning of the applicable period,
                                            after taxes on fund distributions
                                            but not after taxes on redemption.


     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus
(including any applicable sales load) on the reinvestment dates during the period.

     "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:



                           P(1+T)n=ATVDR

         Where:            P        =       a hypothetical $1,000 initial investment
                           T        =       average annual total return (after taxes on distributions and redemption)
                           n        =       number of years
                           ATVDR            ending value at the end of the
                                            applicable period of the
                                            hypothetical $1,000 investment made
                                            at the beginning of the applicable
                                            period, after taxes on fund
                                            distributions and redemption.



     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     In addition to providing average annual total return, the Fund may also provide non-standardized quotations of total return for differing periods and may provide the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period.

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. The following table provides information regarding the Fund's returns for periods ended July 31, 2003.

   -------------------------------------------------------------------------------------------------------------
                            DOBSON COVERED CALL FUND
   -------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------ ------------------------- ----------------------
                                                                        One Year            Since Inception(1)
                                                                        --------            ---------------
   ------------------------------------------------------------ ------------------------- ----------------------
   ------------------------------------------------------------ ------------------------- ----------------------
   Average Annual Total Return                                           6.91%                   -0.27%
   ------------------------------------------------------------ ------------------------- ----------------------
   ------------------------------------------------------------ ------------------------- ----------------------
   Average Annual Total Return After Taxes on Distributions
                                                                         4.04%                   -3.01%
   ------------------------------------------------------------ ------------------------- ----------------------
   ------------------------------------------------------------ ------------------------- ----------------------
   Average Annual Total Return After Taxes on Distributions
   and Redemptions                                                       4.11%                   -1.25%
   ------------------------------------------------------------ ------------------------- ----------------------
     (1)March 24, 1999.


     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the S&P 500 Stock Index or the Dow Jones Industrial Average.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

     UMB Bank, N.A., 928 Grand Blvd., 10th floor, Kansas City, Missouri 64106, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES


     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or its parent company, Unified Financial Services, Inc. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250) for these transfer agency services. For the fiscal years ended July 31, 2003, and 2002, Unified received fees of $10,960 and $11,532 from the Fund for transfer agent services provided to the Fund.

     In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as Fund accountant, Unified receives an annual fee from the Advisor equal to 0.0500% of the Fund's assets up to $50 million, 0.0400% of the Fund's assets from $50 million to $100 million, and 0.0300% of the Fund's assets from $100 million to $150 million and 0.0200% over $150 million (subject to various monthly minimum fees, the maximum being $1,666 per month). For the fiscal years ended July 31, 2003, 2002, and 2001, Unified received $9,600, $13,066, and $9,600 from the Fund for these accounting services, respectively.

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.0700% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets $100 million to $150 million and 0.0300% over $150 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended July 31, 2003, 2002, and 2001, Unified received $30,000, $30,000, and $30,000 for these administrative services, respectively (prior to October 12, 2000, these fees were paid to AmeriPrime Financial Services, Inc. which merged with Unified on that date).


ACCOUNTANTS

     The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending July 31, 2004. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR


     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Funds. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the distributor), and may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

PROXY VOTING POLICIES

     The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to the Funds' Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Advisor may be asked to cast a proxy vote that presents a conflict between the interests of a Fund's shareholders, and those of the Advisor or an affiliated person of the Advisor. In such a case, the Trust's policy requires that the Advisor abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the applicable Fund's vote will be cast.



     The Advisor's policies and procedures state that the Advisor generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes. When exercising its voting responsibilities, the Advisor's policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company's shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company's operations and financial performance. While no set of proxy voting guidelines can anticipate all situations that may arise, the Advisor has adopted guidelines describing the Advisor's general philosophy when proposals involve certain matters. The following is a summary of those guidelines:

o electing a board of directors - a board should be composed primarily of independent directors, and key board committees should be entirely independent. The Advisor generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;


o approving independent auditors - the relationship between a company and its auditors should be limited primarily to the audit engagement;

o providing equity-based compensation plans - appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, the Advisor is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

o corporate voting structure - shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company's by-laws by a simple majority vote. The Advisor opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors; and

o shareholder rights plans - shareholder rights plans, also known as poison pills, may tend to entrench current management, which the Advisor generally considers to have a negative impact on shareholder value.

FINANCIAL STATEMENTS


     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Fund's annual report to the shareholders for the period ended July 31, 2003. The Trust will provide the annual report without charge by calling the Fund at 1-877-236-2766.